UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

     /s/ Robert Cassel              Columbia, MD              04/16/2010
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          206

Form 13F Information Table Value Total:  $   165,733
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Apple Computer Inc              Equities       037833100      121       517  SH    N/A   Yes          N/A       Yes   N/A     N/A
Advisory Board Co.              Equities       00762W107      996    31,625  SH    N/A   Yes          N/A       Yes   N/A     N/A
Abraxis                         Equities       00383Y102        4        77  SH    N/A   Yes          N/A       Yes   N/A     N/A
Adams Express Company           Equities       006212104        0        14  SH    N/A   Yes          N/A       Yes   N/A     N/A
Aegon NV 6.50% Tr Pfd           Equities       007924400    1,371    66,950  SH    N/A   Yes          N/A       Yes   N/A     N/A
AES TR III  6.75% Tr Pfd Conv   Equities       00808N202        9       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Barclays Aggregate Bon  ETF            464287226    2,735    26,245  SH    N/A   Yes          N/A       Yes   N/A     N/A
Allied Capital Corp             Equities       01903Q108      298    59,905  SH    N/A   Yes          N/A       Yes   N/A     N/A
Allstate Corp                   Equities       20002101         3       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Amgen                           Equities       031162100    1,753    29,295  SH    N/A   Yes          N/A       Yes   N/A     N/A
Australia & New Zealand Bkg Gr  Equities       052528304       35     1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Apache Corp.                    Equities       037411105      102     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Anadarko Petroleum Cp.          Equities       032511107      157     2,150  SH    N/A   Yes          N/A       Yes   N/A     N/A
Fresnius Kabi Pharma CVR        Equities       35802M115        0       310  SH    N/A   Yes          N/A       Yes   N/A     N/A
Aryt Industries LTD             Equities       M1500S107        0     2,350  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Scientific Resources   Equities       029441201        3   217,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Avon Products, Inc.             Equities       054303102        3       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Express Co             Equities       025816109       10       250  SH    N/A   Yes          N/A       Yes   N/A     N/A
Allegheny Power Sys             Equities       017361106    2,120    92,190  SH    N/A   Yes          N/A       Yes   N/A     N/A
AstraZeneca PLC                 Equities       046353108        7       164  SH    N/A   Yes          N/A       Yes   N/A     N/A
Boeing                          Equities       097023105        6        76  SH    N/A   Yes          N/A       Yes   N/A     N/A
BankAmerica Corp                Equities       060505104    1,046    58,625  SH    N/A   Yes          N/A       Yes   N/A     N/A
BAC Capital Trust II Prf Calla  Equities       055188205       14       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bayer  AG                       Equities       072730302      393     5,805  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclays Plc Adr                Equities       06738E204        2        80  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclays Bk Plc Pfd 6.625% Ser  Equities       06739F390        9       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclay's PCL 7.1% Pfd          Equities       06739H776    2,669   109,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
Big Lots Inc                    Equities       089302103    1,325    36,370  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of New York                Equities       064058100       20       636  SH    N/A   Yes          N/A       Yes   N/A     N/A
Blackrock Ltd Duration Inc Clo  ETF            09249W101       24     1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp Non-Cum P  Equities       060505559       16       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bristol Meyers                  Equities       110122108    2,109    78,975  SH    N/A   Yes          N/A       Yes   N/A     N/A
BP Amoco PLC                    Equities       055622104       11       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Buckeye Ptnrs LP                Equities       118230101    3,127    52,052  SH    N/A   Yes          N/A       Yes   N/A     N/A
Berkshire Hathaway CL B         Equities       084670207       93     1,150  SH    N/A   Yes          N/A       Yes   N/A     N/A
Citigroup                       Equities       172967101        2       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cheesecake Factory INC          Equities       163072101       40     1,486  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cal-Maine Foods, Inc            Equities       128030202    3,508   103,334  SH    N/A   Yes          N/A       Yes   N/A     N/A
Caterpillar Inc                 Equities       149123101        2        35  SH    N/A   Yes          N/A       Yes   N/A     N/A
Constellation Energy            Equities       210371100       35     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Celgene Corporation             Equities       151020104       25       410  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cephalon Inc                    Equities       156708109    1,277    18,835  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chesapeake Energy Corp          Equities       165167107       84     3,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
Colgate Palmolive Co            Equities       194162103    2,388    28,010  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Collins Inc            Equities       774341101       19       304  SH    N/A   Yes          N/A       Yes   N/A     N/A
ConocoPhillips                  Equities       20825C104    2,998    58,590  SH    N/A   Yes          N/A       Yes   N/A     N/A
Campbell Soup Co.               Equities       134429109    1,675    47,389  SH    N/A   Yes          N/A       Yes   N/A     N/A
Copart, Inc.                    Equities       217204106    2,522    70,855  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cree, Inc.                      Equities       225447101       16       225  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cisco Systems                   Equities       17275R102    2,705   103,933  SH    N/A   Yes          N/A       Yes   N/A     N/A
CoStar Group Inc                Equities       22160N109       12       300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Canadian Solar Inc              Equities       136635109      519    21,325  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares 1-3 yr. Credit ETF      ETF            464288646    4,899    46,836  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chevron Texaco Corp             Equities       166764100      110     1,445  SH    N/A   Yes          N/A       Yes   N/A     N/A
CDSS Wind Down Inc              Equities       12513C108        0       250  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dominion Res Inc VA             Equities       25746U109    3,617    87,980  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dupont E I DE Nemours & CO      Equities       263534307        2        20  SH    N/A   Yes          N/A       Yes   N/A     N/A
DEI Holdings Inc                Equities       23319E107        1     1,035  SH    N/A   Yes          N/A       Yes   N/A     N/A
Diamonds Tr Ser. I              Equities       252787106        5        50  SH    N/A   Yes          N/A       Yes   N/A     N/A
DirecTV Group Inc               Equities       25459L106        7       195  SH    N/A   Yes          N/A       Yes   N/A     N/A
Duke Energy                     Equities       26441C105        9       553  SH    N/A   Yes          N/A       Yes   N/A     N/A
Devon Energy Corp               Equities       25179M103       64     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Tr Dow Jones Sel Divid  Equities       464287168    1,172    25,460  SH    N/A   Yes          N/A       Yes   N/A     N/A
Deutsche Bk Cont 6.55% Pfd      Equities       25153X208    3,084   134,830  SH    N/A   Yes          N/A       Yes   N/A     N/A
Eclipsys Corp                   Equities       278856109    2,147   107,995  SH    N/A   Yes          N/A       Yes   N/A     N/A
Consolidated Edison             Equities       209115104       27       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares MSCI EAFE Idx ETF       ETF            464287465    2,050    36,618  SH    N/A   Yes          N/A       Yes   N/A     N/A
Efotoxpress Inc                 Equities       28224W100        0     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
E Spire Communications Inc      Equities       269153102        -     5,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Express Scripts  Cl A           Equities       302182100      465     4,565  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Canada Indx Fd ETF        ETF            464286509       10       350  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corporate Executive Brd         Equities       21988R102      620    23,305  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ford                            Equities       345370860       24     1,920  SH    N/A   Yes          N/A       Yes   N/A     N/A
AberdeenAsia PacificPrime       Equities       003009107    6,099   935,386  SH    N/A   Yes          N/A       Yes   N/A     N/A
Fluor Corp.                     Equities       343412102    2,015    43,330  SH    N/A   Yes          N/A       Yes   N/A     N/A
Fla Power & Light               Equities       302571104       19       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cedar Fair LP                   Equities       150185106       12     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Giant Interactive Group ADR     Equities       374511103       11     1,450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nicor, Inc.                     Equities       654086107       23       558  SH    N/A   Yes          N/A       Yes   N/A     N/A
Glacier Bancorp Inc Com         Equities       37637Q105       14       937  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Dynamics                Equities       369550108    3,242    41,990  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Electric                Equities       369604103       19     1,040  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Elec Cap Corp Com       Equities       369622477       25     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Mills, Inc.             Equities       370334104       10       145  SH    N/A   Yes          N/A       Yes   N/A     N/A
SPDR Gold Shares ETF            ETF            78463V107       82       750  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corning Inc                     Equities       219350105       10       501  SH    N/A   Yes          N/A       Yes   N/A     N/A
Google, Inc. CL A               Equities       38259P508        9        15  SH    N/A   Yes          N/A       Yes   N/A     N/A
W.W. Grainger Inc.              Equities       384802104       11       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Hawaiian Elec Industries Com    Equities       419870100       13       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Heinz HJ Co                     Equities       423074103    3,194    70,020  SH    N/A   Yes          N/A       Yes   N/A     N/A
H & R Block                     Equities       093671105        0         8  SH    N/A   Yes          N/A       Yes   N/A     N/A
Harris Corporation              Equities       413875105    1,244    26,200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Int'l. Business Machines        Equities       459200101      196     1,525  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Chn &Steers Rlty ETF      ETF            464287564      131     2,290  SH    N/A   Yes          N/A       Yes   N/A     N/A
ING Groep 7.375% NV Pfd         Equities       456837707      722    32,880  SH    N/A   Yes          N/A       Yes   N/A     N/A
Integrated Device Technology,   Equities       458118106        1       104  SH    N/A   Yes          N/A       Yes   N/A     N/A
ISHARES DJ US OIL & EXPLR       Equities       464288851      136     2,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Euro 350 Index Fd       ETF            464287861      178     4,630  SH    N/A   Yes          N/A       Yes   N/A     N/A
Integrated Health Services      Equities       45812C106        0     5,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 Idx ETF     ETF            464287804       29       485  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 VL ETF      ETF            464287879        7       110  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp 6.5%       Equities       060505401       10       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Intel Corp                      Equities       458140100    1,992    89,349  SH    N/A   Yes          N/A       Yes   N/A     N/A
Itron                           Equities       465741106    3,634    50,075  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russell 100 Val ETF       ETF            464287598       27       445  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rssl 2000 Idx Fd ETF      ETF            464287655        8       118  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishrs Rusll 2000 SmCap Gr Idx   ETF            464287648      106     1,453  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russ MidCap Idx ETF       ETF            464287499      301     3,370  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rusl MidCp VL Idx ETF     ETF            464287473      159     3,950  SH    N/A   Yes          N/A       Yes   N/A     N/A
John Hancock Investors Trust    Equities       410142103       20     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Johnson & Johnson               Equities       478160104    3,858    59,173  SH    N/A   Yes          N/A       Yes   N/A     N/A
JP Morgan                       Equities       46625H100      128     2,871  SH    N/A   Yes          N/A       Yes   N/A     N/A
JPMorgan Cap Tr 7% Pfd          Equities       46623D200       25     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kinder Morgan Energy Prtnrs     Equities       494550106       26       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Coca-Cola                       Equities       191216100       36       650  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kohl's Corp                     Equities       500255104    2,124    38,765  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lab Corp of America             Equities       50540R409    1,510    19,950  SH    N/A   Yes          N/A       Yes   N/A     N/A
Liz Claiborne, Inc              Equities       539320101       15     2,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
L-3 Communications Inc          Equities       502424104    3,076    33,570  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lockheed Martin Corp            Equities       539830109       14       169  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lowes Companies Inc             Equities       548661107       10       405  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs iBoxx Corp Bd ETF         ETF            464287242    1,779    16,820  SH    N/A   Yes          N/A       Yes   N/A     N/A
Level 3 Comm. INC               Equities       52729N100        0        42  SH    N/A   Yes          N/A       Yes   N/A     N/A
Live Nation                     Equities       538034109        4       300  SH    N/A   Yes          N/A       Yes   N/A     N/A
McDonald's                      Equities       580135101       44       655  SH    N/A   Yes          N/A       Yes   N/A     N/A
Medis Technologies Ltd          ETF            58500P107        0       270  SH    N/A   Yes          N/A       Yes   N/A     N/A
S&P Mid Cap 400 ETF             ETF            595635103      422     2,948  SH    N/A   Yes          N/A       Yes   N/A     N/A
McAfee, Inc.                    Equities       579064106        4       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick                       Equities       579780206    2,549    66,453  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick & Co Inc Voting       Equities       579780107       13       350  SH    N/A   Yes          N/A       Yes   N/A     N/A
3M Company                      Equities       88579Y101    2,437    29,157  SH    N/A   Yes          N/A       Yes   N/A     N/A
Altria Group Inc.               Equities       02209S103        2       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Merck & Co Inc                  Equities       589331107       26       688  SH    N/A   Yes          N/A       Yes   N/A     N/A
Marathon Oil                    Equities       565849106    3,263   103,115  SH    N/A   Yes          N/A       Yes   N/A     N/A
Monroe Bancorp                  Equities       610313108       23     3,337  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microsoft                       Equities       594918104       86     2,950  SH    N/A   Yes          N/A       Yes   N/A     N/A
Martha Stewart Liv Cl A         Equities       573083102        0        30  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Bank Corp.                  Equities       55261F104       58       729  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Cap Trust IV Pfd 8.5% Call  Equities       55292C203       22       800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microvision                     Equities       594960106        3     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Mylan Labs                      Equities       628530107    2,348   103,410  SH    N/A   Yes          N/A       Yes   N/A     N/A
NCP Litigation Trst Restricted  Equities       628990681        -       245  SH    N/A   Yes          N/A       Yes   N/A     N/A
NII Holdings, Inc.              Equities       62913F201    2,830    67,900  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northrop Grumman Corp           Equities       666807102    2,278    34,739  SH    N/A   Yes          N/A       Yes   N/A     N/A
Campbell Strategic Alloc Fd NS  Equities       134441104       26        12  SH    N/A   Yes          N/A       Yes   N/A     N/A
NRG Energy Inc Com              Equities       629377508        8       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nestle                          Equities       641069406       47       916  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northern Trust Co               Equities       665859104    2,435    44,065  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nvidia Corp                     Equities       67066G104    3,248   186,648  SH    N/A   Yes          N/A       Yes   N/A     N/A
Olin Corp.                      Equities       680665205    2,022   103,055  SH    N/A   Yes          N/A       Yes   N/A     N/A
Oracle Corporation              Equities       68389X105       21       825  SH    N/A   Yes          N/A       Yes   N/A     N/A
OSI Systems Inc                 Equities       671044105       32     1,150  SH    N/A   Yes          N/A       Yes   N/A     N/A
Plains All Amer Pipeline LP     Equities       726503105    3,730    65,560  SH    N/A   Yes          N/A       Yes   N/A     N/A
Pepsico Incorporated            Equities       713448108    3,660    55,327  SH    N/A   Yes          N/A       Yes   N/A     N/A
Pfizer                          Equities       717081103        3       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Proctor & Gamble                Equities       742718109      175     2,770  SH    N/A   Yes          N/A       Yes   N/A     N/A
Packaging Corp of Amer          Equities       695156109    2,014    81,832  SH    N/A   Yes          N/A       Yes   N/A     N/A
ProLogis                        Equities       743410102        4       337  SH    N/A   Yes          N/A       Yes   N/A     N/A
Philip Morris                   Equities       718172109        5       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Market Vectors Prerefunded Mun  ETF            57060U738      333    13,350  SH    N/A   Yes          N/A       Yes   N/A     N/A
NASDAQ 100 Tr ETF               ETF            631100104      762    15,815  SH    N/A   Yes          N/A       Yes   N/A     N/A
Quantun Fuel Systems            Equities       74765E109        1       800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Royal Bk Scot 6.75% Prf. Q      Equities       780097754      797    59,735  SH    N/A   Yes          N/A       Yes   N/A     N/A
Royal Bk Scot.6.125%Prf. R      Equities       780097739      959    76,375  SH    N/A   Yes          N/A       Yes   N/A     N/A
Royal Bk Scot 7.25% Pfd T       Equities       780097713      165    11,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
Transocean, Inc.                Equities       G90073100       86     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cohen & Steers REIT & PIF       Equities       19247X100      121    10,075  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Automation Inc.        Equities       773903109    2,502    44,386  SH    N/A   Yes          N/A       Yes   N/A     N/A
Range Resources Corp Com        Equities       75281A109       37       800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rayonier Inc.                   Equities       754907103    1,753    38,590  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sherwin Williams Co             Equities       824348106    1,506    22,255  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares 1-3 yr Treasury Index   ETF            464287457       34       405  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sirius Satellite Radio          Equities       82967N108        2     2,680  SH    N/A   Yes          N/A       Yes   N/A     N/A
Schlumberger Ltd                Equities       806857108       98     1,545  SH    N/A   Yes          N/A       Yes   N/A     N/A
Suburban Propane                Equities       864482104        9       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
S & P Depository Recpts         Equities       78462F103        9        75  SH    N/A   Yes          N/A       Yes   N/A     N/A
St. Jude Medical, Inc.          Equities       790849103    2,118    51,585  SH    N/A   Yes          N/A       Yes   N/A     N/A
State Street Boston             Equities       857477103    3,302    73,145  SH    N/A   Yes          N/A       Yes   N/A     N/A
Suncor Energy Inc.              Equities       867229106       33     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Stryker Corp                    Equities       863667101    3,417    59,710  SH    N/A   Yes          N/A       Yes   N/A     N/A
Symantec Corp                   Equities       871503108    1,670    98,635  SH    N/A   Yes          N/A       Yes   N/A     N/A
AT&T                            Equities       00206R102    2,687   103,987  SH    N/A   Yes          N/A       Yes   N/A     N/A
TECO Energy                     Equities       872375100        6       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Target Corp                     Equities       87612E106       37       700  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Lehman TIPS             ETF            464287176      508     4,885  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Lehman 20YR Trsy ETF      ETF            464287432       13       140  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tower Bankcorp Inc.             Equities       891709107       17       619  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tomotherapy Inc.                Equities       890088107        3     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Texas Instruments               Equities       882508104    2,045    83,560  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tri-Continental Corp            Equities       895436103        1       120  SH    N/A   Yes          N/A       Yes   N/A     N/A
Union Pacific                   Equities       907818108       19       264  SH    N/A   Yes          N/A       Yes   N/A     N/A
United Technologies Corp        Equities       913017109    2,193    29,796  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vgd Sm Cap Value ETF            ETF            922908611      377     6,278  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Mid Cap ETF            ETF            922908629      119     1,827  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vodafone Group PLC ADS          Equities       92857W209        4       175  SH    N/A   Yes          N/A       Yes   N/A     N/A
Verint Systems, Inc.            Equities       92343X100       11       450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Val Vipers ETF         ETF            922908744    2,159    42,776  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Lg Cap ETF             ETF            922908637    2,119    39,753  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vng'd Emerg Mkts Stk ETF        ETF            922042858    2,779    65,941  SH    N/A   Yes          N/A       Yes   N/A     N/A
Verizon Communications          Equities       92343V104       78     2,525  SH    N/A   Yes          N/A       Yes   N/A     N/A
Websense Inc.                   Equities       947684106    2,766   121,470  SH    N/A   Yes          N/A       Yes   N/A     N/A
Washington Real Estate          Equities       939653101        8       265  SH    N/A   Yes          N/A       Yes   N/A     N/A
Xcorporeal, Inc.                Equities       98400P104        0         2  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX Hlthcare Selct ETF         ETF            81369Y209      340    10,595  SH    N/A   Yes          N/A       Yes   N/A     N/A
Exxon Mobil Corp                Equities       30231G102      729    10,879  SH    N/A   Yes          N/A       Yes   N/A     N/A
XTO Energy, Inc.                Equities       98385X106      118     2,500  SH    N/A   Yes          N/A       Yes   N/A     N/A